Related Party Transactions (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets Transferred
Total assets	$ 129,378,514		$ 162,485,391	$ 159,958,116
Liabilities Transferred
Accounts payable	497,644		121,516	108,292
Total liabilities	$ 9,237,185		$ 6,503,981	$ 5,748,542
Home sales [Member] | Real estate joint venture [Member]
Assets Transferred
Cash		$ 338,000
Real estate inventories		49,705,000
Other assets		174,000
Total assets		50,217,000
Liabilities Transferred
Accounts payable		1,416,000
Construction loan		17,825,000
Accrued expenses and other liabilities		2,102,000
Total liabilities		21,343,000
Net assets transferred		28,874,000
Noncontrolling interest transferred		$ 1,242,000